Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Components of Segment Profit or Loss
The components of segment profit or loss were as follows:

	Year Ended December 31,
	2024	2023
Total Revenue	$327,274	$315,362
Less:
Cost of revenue	290,212	264,176
Selling, general and administrative	91,337	75,430
Depreciation and amortization	25,709	26,982
Loss (gain) on aircraft held for sale	2,795	(13,905)
Other (a)	18,675	17,417
Net Loss	$(101,454)	$(54,738)
__________________
(a)Includes all items within other income (expense) on the consolidated statements of operations and comprehensive loss.